Product sales and services (Tables)	12 Months Ended
Dec. 31, 2014
Product sales and services [Abstract]
Schedule Of Recognized Net Sales [Table Text Block]
A summary of recognized net sales for the twelve months ended December 31, 2014 and ending net deferred sales as of December 31, 2014 for the Company’s two (2) FDA-approved products as of December 31, 2014 is presented below:

Year Ended December 31, 2014 ($ in thousands)	Sales Recognized in the Current Period	Deferred Sales	Deferred Sales reclassed against outstanding Accounts Receivable	Ending Deferred Sales for which Payment has been Collected
Gross Sales	$15,789	$11,051	$(9,420)	$1,630
Less:
Chargebacks	$3,363	$132	$(23)	$109
Wholesaler distribution fees	1,470	972	(823)	149
Cash discounts and other	326	225	(188)	37
Fees and returns	419	-	-	-
Net Sales	$10,211	$9,722	$(8,386)	$1,335

Schedule of Changes In Reserve Or Liability [Table Text Block]
A summary of fiscal year 2014 changes for each reserve or liability for Bloxiverz®, Vazculep™ and the Company’s generic pharmaceutical product is as follows:

Year Ended December 31, 2014 ($ in Thousands)	Beginning Balance	Additions	Reductions	Ending Balance
Accounts Receivable Reserves:
Chargebacks	$483	$4,832	$(4,307)	$1,008
Wholesaler distribution fees	102	2,619	(1,642)	1,079
Cash Discounts and other	28	733	(508)	252

Liabilities:
GPO fees	$6	$267	$(161)	$112
Sales returns	42	200	(8)	234
Medicaid rebates	37	16	(29)	24
Total	698	8,667	(6,656)	2,709